FORWARD FUNDS
                        433 CALIFORNIA STREET, 11TH FLOOR
                             SAN FRANCISCO, CA 94104


September 8, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:      Forward Funds (the "Registrant")
         File Nos. 033-48940 and 811-06722
         Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A (the "Amendment")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant hereby certifies that the forms of the following Prospectuses and Statements of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) under the Securities Act do not differ from the forms of Prospectuses and Statements of Additional Information dated September 1, 2008 and included in the Amendment:

         (i) the Prospectus with respect to the Advisor Class shares of the new series of the Registrant set forth on the Exhibit hereto;

         (ii) the Prospectus with respect to the Investor Class shares of the new series of the Registrant set forth on the Exhibit hereto;

         (iii) the Prospectus with respect to the A & C Class shares of the new series of the Registrant set forth on the Exhibit hereto;

         (iv) the Statement of Additional Information with respect to all share classes of the new series of the Registrant set forth on the Exhibit hereto;

         (v) the Prospectus and Statement of Additional Information with respect to the new series of the Registrant named the Accessor Strategic Alternatives Fund;

         (vi) the Prospectus and Statement of Additional Information with respect to the new series of the Registrant named the Accessor Total Return Fund;

         (vii) the Prospectus with respect to the Advisor Class shares of the new series of the Registrant named the Accessor U.S. Government Money Fund; and

         (viii) the Prospectus with respect to the Institutional Class shares of the new series of the Registrant named the Accessor U.S. Government Money Fund.
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U.S. Securities and Exchange Commission
September 8, 2008
Page 2


The Registrant hereby further certifies that the text of the Amendment was filed electronically with the Securities and Exchange Commission on August 25, 2008 (with an effective date of August 29, 2008).

Please feel free to contact the undersigned at 415.869.6340 should you have any questions or comments.

Sincerely,

FORWARD FUNDS

By: /s/ Judith M. Rosenberg
    --------------------------------
Judith M. Rosenberg
Chief Compliance Officer

cc:      Mary Curran, Esq.
         Forward Management, LLC

         Douglas P. Dick, Esq.
         Dechert LLP



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                                     EXHIBIT
                                     -------

                              Accessor Growth Fund
                               Accessor Value Fund
                         Accessor Small to Mid Cap Fund
                       Accessor International Equity Fund
                      Accessor Strategic Alternatives Fund
                          Accessor High Yield Bond Fund
                     Accessor Intermediate Fixed-Income Fund
                  Accessor Short-Intermediate Fixed-Income Fund
                        Accessor Mortgage Securities Fund
                       Accessor U.S. Government Money Fund
                         Accessor Income Allocation Fund
                    Accessor Income & Growth Allocation Fund
                        Accessor Balanced Allocation Fund
                    Accessor Growth & Income Allocation Fund
                         Accessor Growth Allocation Fund
                   Accessor Aggressive Growth Allocation Fund